LETTER TO THE SHAREHOLDERS OF J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND

January 4, 1999

Dear Shareholder:

The six months ended November 30, 1998, were quite volatile for small growth companies. J.P. Morgan U.S. Small Company Opportunities Fund returned -10.02% for the period, outperforming the Russell 2000 Growth Index, which returned -11.07% for the same period. The fund also outpaced its peers, as measured by the Lipper Small Company Fund Average, which returned -12.50% for the same period. Since the fund's inception date on June 16, 1997, the fund has returned 8.81%.

The fund's net asset value decreased from $12.57 per share on May 31, 1998, to $11.31 per share on November 30, 1998. The fund's net assets stood at approximately $185.2 million at the end of November. The net assets of The U.S. Small Company Opportunities Portfolio, in which the fund invests, totaled approximately $185.4 million at November 30, 1998. There were no distributions made during the period.

The report that follows includes an interview with Candice Eggerss, a member of the portfolio management team for The U.S. Small Company Opportunities Portfolio. This interview is designed to answer commonly asked questions about the fund, elaborate on what happened during the reporting period, and provide an outlook for the coming months.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,


/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS . . . .1     FUND FACTS AND HIGHLIGHTS. . . . . . .6

FUND PERFORMANCE . . . . . . . . .2     FINANCIAL STATEMENTS . . . . . . . . .8

PORTFOLIO MANAGER Q&A. . . . . . .3
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                TOTAL RETURNS           AVERAGE ANNUAL TOTAL RETURNS
                                           -------------------     ----------------------------
                                           THREE       SIX         ONE          SINCE
AS OF NOVEMBER 30, 1998                    MONTHS      MONTHS      YEAR         INCEPTION*
-----------------------------------------------------------------------------------------------
J.P. Morgan U.S. Small Company
 Opportunities Fund                        24.97%      -10.02%     -0.53%        6.97%
Russell 2000 Growth Index**                24.87%      -11.07%     -7.12%       -0.25%
Lipper Small Company Fund Average          17.24%      -12.50%     -6.77%        1.48%

AS OF SEPTEMBER 30, 1998
-----------------------------------------------------------------------------------------------
J.P. Morgan U.S. Small Company
 Opportunities Fund                       -20.19%      -25.81%     -17.25%      -1.25%
Russell 2000 Growth Index**               -22.36%      -26.82%     -24.83%      -9.82%
Lipper Small Company Fund Average         -21.52%      -24.85%     -20.60%      -6.30%


*THE FUND COMMENCED OPERATIONS ON JUNE 16, 1997, AND HAS PROVIDED A TOTAL RETURN OF 8.81% FROM THAT DATE THROUGH NOVEMBER 30, 1998. FOR THE PURPOSES OF COMPARISON, THE "SINCE INCEPTION" RETURNS ARE CALCULATED FROM JUNE 30, 1997, THE FIRST DATE WHEN DATA FOR THE FUND'S BENCHMARK AND ITS LIPPER CATEGORY AVERAGE WERE AVAILABLE.

** THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX OF SMALL, GROWTH-ORIENTED U.S. STOCKS. IT DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES AND REFLECT THE REIMBURSEMENT OF FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with CANDICE EGGERSS, a member of the portfolio management team for The U.S. Small Company Opportunities Portfolio. Candice has been with Morgan since 1996, and has nearly 13 years of industry experience. Prior to joining Morgan, Candice was employed by Weiss, Peck & Greer, Equitable Capital Management, and Morgan Stanley, where she held positions including analyst, portfolio manager, and research director. Candice received her B.S. from Stanford University and her M.B.A. from Columbia University. This interview took place on December 16, 1998, and reflects Candice's views on that date.

HOW DID THE SMALL-CAP GROWTH MARKET PERFORM DURING THE SIX MONTHS ENDED NOVEMBER 30, 1998?

CE: It was a difficult period for small-cap growth stocks. The Russell 2000 Growth Index declined 11.07% from May 31, 1998, through November 30, 1998. Much of the decline occurred from June through August, with the most intense sell off during August. Small caps lagged large caps considerably, for a couple of reasons.

First, uncertainties in global markets - from Russia, to South America, to Southeast Asia - caused a flight to quality. Investors saw U.S. large-cap stocks as a more liquid and stable haven for their money than small-cap stocks. The largest most well-known names benefited from the crisis in the world markets, and the smaller names were punished.

Tax-loss selling was another factoring hindering small stocks relative to large caps. Unless December is an extremely strong month, 1998 will mark the first calendar year since 1994 that small caps, as measured by the Russell 2000 Growth Index, will post a loss. Investors have been taking advantage of these small-cap losses, selling their declining small stocks in order to offset capital gains in many large-cap stocks. Through this period, the tax-loss selling most likely exacerbated the declines in small stocks, making it even tougher for the Russell 2000 Growth to keep up with the S&P 500.

However, since reaching a low on October 8, 1998, small-cap growth stocks have recovered considerably - especially relative to large-caps. From October 8 to November 30, the Russell 2000 Growth has gained 31.5%, outperforming the S&P 500 by 9.9%. The rally was stimulated by four events: the Federal Reserve's interest rate cuts, perceived cheap valuations, solid earnings prospects for small companies, and seasonal buying patterns.

HOW DID J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND PERFORM DURING THE PERIOD?

CE: For the six months ended November 30, 1998, the fund declined 10.02%, outpacing the Russell 2000 Growth Index, which lost 11.07%. The fund also outperformed its peers, as measured by the Lipper Small Company Fund Average, which was down 12.50% for the period.

We are pleased to report that during one of the most volatile small-cap markets to date, the portfolio performed in line with its objectives. The past six months witnessed the indiscriminate selling of small-cap stocks across all sectors. Investors fled to quality, buying the larger, more liquid names and selling small stocks without regard to fundamental valuations. However, diversifying our investments across growth sectors and sticking to our disciplined investment process protected the portfolio as the market fell - and rewarded the portfolio as the market rallied - resulting in competitive returns.

WHICH STOCKS CONTRIBUTED TO THE PORTFOLIO'S PERFORMANCE?

CE: The portfolio is benefiting from our investments in educational services stocks. Over the past few years we have been witnessing a secular trend toward continuing education and career changes. Workers are becoming more specialized, and companies more willing to send their employees for additional training. We believe that investing in educational services stock will reap rewards in the portfolio.

Education Management Corp., one of the portfolio's largest holding, provides post-secondary degrees in design, media and technology art, culinary arts, and fashion, among other areas. The company's sales have increased as Education Management has experienced increased enrollment growth at their schools. As a result, over the six-month period, the stock has risen more than 30%. DeVry Inc., another educational services company held in the portfolio, earned strong returns over the period. DeVry reported 13% enrollment growth at its schools located across the U.S. for this fall's semester compared to last year's.

ITT Educational Services, Inc. has also performed well. ITT is the country's leading provider of technology-oriented post-graduate degree programs. As did Education Management and DeVry, ITT reported that the demand for technology-oriented curricula has remained strong, with enrollment in ITT's schools exhibiting strong growth over the past year. All three educational services stocks have plans underway to expand their businesses by building new schools nationwide in order to achieve their growth strategies. We continue to believe these stocks are high-quality companies that, at current valuations, remain attractive.

WHICH STOCKS DETRACTED FROM THE PORTFOLIO'S PERFORMANCE?

CE: Sabratek Corp. develops interactive therapeutic and diagnostic medical systems for the healthcare market. The company developed a technology that allows doctors to control infusion therapy - administering medicines through pumps - for patients via modem. This technology allows alternative facilities such as clinics, nursing homes, and patient homes to deliver critical medicines without costly supervision.

Sabratek has suffered from FDA inquiries regarding the filing procedure and quality control for one of their syringe products. The company appeared to have addressed the problem in September, and the stock recovered from its fall. However, additional FDA inquiries have caused the company to halt shipment of the product resulting in the reduction of its expected fourth-quarter earnings. We have trimmed the portfolio's position in the stock.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

CE: If the markets of recent months have taught us anything, it is that it's impossible to predict the near-term direction of stock prices. That said, there are several factors that make us optimistic about the outlook for small-cap growth stocks. The relative valuation of small caps to large caps is the best it's been in years. Although small caps have recovered from their third-quarter downturn, their price-to-earnings ratios are still at a discount to those of large caps - a condition which doesn't exist very often.

Past history has shown that small caps, when battered for a prolonged period, recover and outpace large caps. This was certainly the case after the 1989-90 bear market in small-cap stocks. This year marks the fifth consecutive year of small caps underperforming large caps. We view small companies as attractive at current prices.

Further, the tax-loss selling that has held small caps back this season should come to an end. We are entering a seasonally strong period for these stocks. In addition, the market for initial public offerings appears to be gearing up once more.

In spite of the sunny valuation picture, however, troubles still loom that could affect the small-cap market. Slowing world economies, especially in Southeast Asia, Russia, Japan, and Brazil, are cause for concern. The impeachment struggle in the U.S. is another potential damper for the market. We continue to purchase small cap stocks that offer attractive growth rates at reasonable prices, but we are keeping an eye on the larger macroeconomic picture as well.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan U.S. Small Company Opportunities Fund seeks to provide long term capital appreciation from a portfolio of equity securities of small companies. The fund seeks to outperform the Russell 2000 Growth Index. It is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher total return over time than might be expected from a portfolio of stocks of large companies.

--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
6/16/97

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 11/30/98
$185,207,192

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 11/30/98
$185,359,867

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATE
12/18/98

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/18/98


EXPENSE RATIO
The fund's current annualized expense ratio of 1.08% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF NOVEMBER 30, 1998

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

TECHNOLOGY                         28.0%

CONSUMER GOODS & SERVICES          21.1%

HEALTH CARE                        17.2%

FINANCE                            10.0%

INDUSTRIAL PRODUCTS & SERVICES      4.9%

ENERGY                              3.6%

TELECOMMUNICATIONS                  3.5%

BASIC INDUSTRIES                    3.3%

UTILITIES                           3.1%

SHORT-TERM & OTHER                  5.3%


LARGEST EQUITY HOLDINGS                 % OF TOTAL INVESTMENTS
--------------------------------------------------------------
EDUCATION MANAGEMENT CORP.
   (CONSUMER GOODS & SERVICES)                1.9%
SIPEX CORP. (TECHNOLOGY)                      1.6%
MAPICS, INC. (TECHNOLOGY)                     1.6%
PROFIT RECOVERY GROUP INTERNATIONAL, INC.
   (TECHNOLOGY)                               1.6%
IDEC PHARMACEUTICALS CORP. (HEALTH CARE)      1.6%
INSIGHT ENTERPRISES, INC.
   (CONSUMER GOODS & SERVICES)                1.5%
PEGASUS SYSTEMS, INC. (TECHNOLOGY)            1.5%
CINAR FILMS, INC., CLASS B
   (CONSUMER GOODS & SERVICES)                1.5%
PATHOGENESIS CORP. (HEALTH CARE)              1.4%
DEVON ENERGY CORP. (ENERGY)                   1.4%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Opinion expressed herein are based on current market conditions and are subject to change without notice. The fund invests in a master portfolio (another fund with the same objective). Historically, small-company stocks have been more volatile than large-company stocks.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The U.S. Small Company
  Opportunities Portfolio ("Portfolio"), at value  $185,359,867
Receivable for Shares of Beneficial Interest Sold       277,110
Deferred Organization Expenses                            9,913
Prepaid Trustees' Fees                                      185
Prepaid Expenses and Other Assets                         1,420
                                                   ------------
    Total Assets                                    185,648,495
                                                   ------------
LIABILITIES
Payable for Shares of Beneficial Interest
  Redeemed                                              358,329
Shareholder Servicing Fee Payable                        37,339
Organization Expenses Payable                            10,588
Administrative Services Fee Payable                       4,155
Administration Fee Payable                                  301
Fund Services Fee Payable                                   166
Accrued Expenses                                         30,425
                                                   ------------
    Total Liabilities                                   441,303
                                                   ------------
NET ASSETS
Applicable to 16,374,820 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $185,207,192
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $11.31
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $197,014,320
Accumulated Net Investment Loss                        (274,907)
Accumulated Net Realized Loss on Investment         (16,105,533)
Net Unrealized Appreciation of Investment             4,573,312
                                                   ------------
    Net Assets                                     $185,207,192
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $    378,017
Allocated Dividend Income                                          332,518
Allocated Portfolio Expenses                                      (670,310)
                                                              ------------
    Net Investment Income Allocated from
      Portfolio                                                     40,225
FUND EXPENSES
Shareholder Servicing Fee                          $227,191
Administrative Services Fee                          25,749
Registration Fees                                    22,624
Transfer Agent Fees                                  13,826
Printing Expenses                                     7,646
Professional Fees                                     7,003
Fund Services Fee                                     2,484
Administration Fee                                    1,807
Amortization of Organization Expenses                 1,404
Trustees' Fees and Expenses                           1,319
Insurance Expense                                       139
Miscellaneous                                         3,940
                                                   --------
    Total Fund Expenses                                            315,132
                                                              ------------
NET INVESTMENT LOSS                                               (274,907)
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                    (20,622,251)
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                           (2,945,598)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $(23,842,756)
                                                              ------------
                                                              ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         FOR THE PERIOD
                                                      FOR THE SIX         JUNE 16, 1997
                                                     MONTHS ENDED       (COMMENCEMENT OF
                                                   NOVEMBER 30, 1998   OPERATIONS) THROUGH
                                                      (UNAUDITED)         MAY 31, 1998
                                                   -----------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Loss                                $       (274,907)   $         (369,945)
Net Realized Gain (Loss) on Investment Allocated
  from Portfolio                                        (20,622,251)            4,883,980
Net Change in Unrealized Appreciation of
  Investment Allocated from Portfolio                    (2,945,598)            7,518,910
                                                   -----------------   -------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                         (23,842,756)           12,032,945
                                                   -----------------   -------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold         73,441,976           207,393,425
Cost of Shares of Beneficial Interest Redeemed          (53,324,138)          (30,494,260)
                                                   -----------------   -------------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                20,117,838           176,899,165
                                                   -----------------   -------------------
    Total Increase (Decrease) in Net Assets              (3,724,918)          188,932,110
NET ASSETS
Beginning of Period                                     188,932,110                    --
                                                   -----------------   -------------------
End of Period                                      $    185,207,192    $      188,932,110
                                                   -----------------   -------------------
                                                   -----------------   -------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a unit outstanding throughout each period are as follows:

                                                                         FOR THE PERIOD
                                                        FOR THE           JUNE 16, 1997
                                                   SIX MONTHS ENDED     (COMMENCEMENT OF
                                                   NOVEMBER 30, 1998   OPERATIONS) THROUGH
                                                      (UNAUDITED)         MAY 31, 1998
                                                   -----------------   -------------------
NET ASSET VALUE PER UNIT, BEGINNING OF PERIOD      $          12.57    $            10.00
                                                   -----------------   -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                           (0.02)                (0.02)
Net Realized and Unrealized Gain (Loss) on
  Investment                                                  (1.24)                 2.59
                                                   -----------------   -------------------
Total from Investment Operations                              (1.26)                 2.57
                                                   -----------------   -------------------

NET ASSET VALUE PER UNIT, END OF PERIOD            $          11.31    $            12.57
                                                   -----------------   -------------------
                                                   -----------------   -------------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                 (10.02)%               25.70%
Net Assets, End of Period (in thousands)           $        185,207    $          188,932
Ratios to Average Net Assets
  Net Expenses                                                 1.08%(a)               1.19%(a)
  Net Investment Loss                                         (0.30)%(a)              (0.37)%(a)
  Expenses without Reimbursement                                 --                  1.25%(a)

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan U.S. Small Company Opportunities Fund (the "fund") is a separate series of J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.The fund commenced operations on June 16, 1997.

The fund invests all of its investable assets in The U.S. Small Company Opportunities Portfolio (the "portfolio"), a no-load, diversified, open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (100% at November 30, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss.

   c) Distributions to shareholders of net investment income are declared and paid as dividends semi-annually. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $14,000. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan Co. Inc. ("J.P. Morgan"), has paid the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five-years beginning with the commencement of operations of the fund.

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   f) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust, on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1998, the fee for these services amounted to $1,807.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and J.P. Morgan Institutional Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended November 30, 1998, the fee for these services amounted to $25,749.

     In addition J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 1.20% of the average daily net assets of the fund. The reimbursement arrangement was terminated at October 1, 1998. For the six months ended November 30, 1998, there was no reimbursement for the fund.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders.The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the fund. For the the six months ended November 30, 1998, the fee for these services amounted to $227,191.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $2,484 for the six months ended November 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of these total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $500.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                                          FOR THE
                                                                          PERIOD
                                                                       JUNE 16, 1997
                                                                       (COMMENCEMENT
                                                      FOR THE SIX           OF
                                                     MONTHS ENDED       OPERATIONS)
                                                   NOVEMBER 30, 1998      THROUGH
                                                      (UNAUDITED)      MAY 31, 1998
                                                   -----------------   -------------
Shares of beneficial interest sold...............         6,499,202      17,556,034
Shares of beneficial interest redeemed...........        (5,159,404)     (2,521,012)
                                                   -----------------   -------------
Net Increase.....................................         1,339,798      15,035,022
                                                   -----------------   -------------
                                                   -----------------   -------------

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. The maximum borrowing under the agreement was $100,000,000. The Agreement expired on May 27, 1998, however, the fund as party to the agreement has extended the agreement and will continue its participation therein for an additional 364 days until May 26, 1999.The maximum borrowing under the new agreement is $150,000,000. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement.The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the funds in accordance with procedures established by their respective trustees or directors. The fund has not borrowed pursuant to the agreement as of November 30, 1998.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
SUPPLEMENTAL PROXY INFORMATION
--------------------------------------------------------------------------------

A Joint Special Meeting of Shareholders of the J.P. Morgan Family of Funds was held on August 20, 1998. Each of the applicable funds voted in favor of adopting the following proposals, therefore, the results are aggregated for the trust unless otherwise specified. The meeting was held for the following purposes:

1. To elect a slate of five trustees to hold office for a term of unlimited duration subject to the current retirement age of 70.

2a.To approve the amendment of the fund's investment restriction relating to diversification of assets.

2b.To approve the amendment of the fund's investment restriction relating to concentration of assets in a particular industry.

2c.To approve the amendment of the fund's investment restriction relating to the issuance of senior securities.

2d.To standardize the borrowing ability of the fund to the extent permitted by applicable law.

2e.To approve the amendment of the fund's investment restriction relating to underwriting.

2f.To approve the amendment of the fund's investment restriction relating to investment in real estate.

2g.To approve the amendment of the fund's investment restriction relating to commodities.

2h.To approve the amendment of the fund's investment restriction relating to lending.

2i.To approve the reclassification of the fund's other fundamental restrictions as nonfundamental.

3. To approve the reclassification of the fund's investment objective from fundamental to nonfundamental.

4. To approve a new investment advisory agreement of the fund.

5. To amend the Declaration of Trust to provide dollar-based voting rights.

6. To ratify the selection of independent accountants, PricewaterhouseCoopers
   LLP.

The results of the proxy solicitation on the above matters were as follows:

DIRECTORS/MATTER                                     VOTES FOR     VOTES AGAINST   ABSTENTIONS
-------------------------------------------------  -------------   -------------   -----------
1. Frederick S. Addy.............................  2,692,335,831      18,884,648           N/A
  William G. Burns...............................  2,692,395,937      18,824,542           N/A
  Arthur C. Eschenlauer..........................  2,691,798,990      19,421,489           N/A
  Matthew Healey.................................  2,692,393,425      18,827,054           N/A
  Michael P. Mallardi............................  2,692,488,290      18,732,189           N/A
2. Amending of Investment Restrictions:
  a. Relating to diversification of assets.......      7,799,116          39,729        17,710
  b. Relating to concentration of assets.........      7,776,080          61,544        18,931
  c. Relating to issuance of senior securities...      7,798,735          35,098        22,722
  d. Relating to borrowing.......................      7,793,413          37,244        25,898
  e. Relating to underwriting....................      7,819,756          19,089        17,710
  f. Relating to investment in real estate.......      7,791,527          46,830        18,198
  g. Relating to commodities.....................      7,778,827          58,797        18,931
  h. Relating to lending.........................      7,784,197          54,893        17,465
  i.Reclassification of other restrictions as
      nonfundamental.............................      7,791,766          46,368        18,421
3. Reclassification of investment objectives.....            N/A             N/A           N/A
4. Investment advisory agreement.................      7,847,670          25,430        17,200
5. Dollar-based voting rights....................  2,645,059,081      16,807,551    47,376,755
6.Independent accountants,
    PricewaterhouseCoopers LLP...................  2,682,031,391       4,303,418    24,885,671

The U.S. Small Company Opportunities Portfolio

Semi-Annual Report November 30, 1998
(unaudited)
(The following pages should be read in conjunction with J.P Morgan U.S. Small Company Opportunities Fund
Semi-Annual Financial Statements)

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
COMMON STOCKS (93.1%)
BASIC INDUSTRIES (3.2%)
AGRICULTURE (0.4%)
Delta & Pine Land Co.............................         20,400   $     772,650
                                                                   -------------

CHEMICALS (1.3%)
Albemarle Corp...................................         76,000       1,415,500
General Chemical Group, Inc......................         12,300         209,100
Geon Co..........................................         38,100         847,725
                                                                   -------------
                                                                       2,472,325
                                                                   -------------
FOREST PRODUCTS & PAPER (0.9%)
Universal Forest Products, Inc...................         83,400       1,631,512
                                                                   -------------
METALS & MINING (0.6%)
Mueller Industries, Inc.+........................         50,600       1,154,312
                                                                   -------------
  TOTAL BASIC INDUSTRIES.........................                      6,030,799
                                                                   -------------

CONSUMER GOODS & SERVICES (20.8%)
APPARELS & TEXTILES (0.2%)
Ashworth, Inc.+..................................         59,500         342,125
                                                                   -------------

BROADCASTING & PUBLISHING (2.7%)
Emmis Broadcasting Corp., Class A+...............         17,600         603,900
HA-LO Industries, Inc.+..........................         18,700         597,231
Hearst-Argyle Television, Inc.+..................         44,600       1,173,537
Journal Register Co.+............................         63,500       1,027,906
Univision Communications, Inc., Class A+.........         56,500       1,582,000
                                                                   -------------
                                                                       4,984,574
                                                                   -------------

EDUCATION (6.0%)
Advantage Learning Systems, Inc.+................         14,400         801,000
Bright Horizons Family Solutions, Inc.+..........         99,657       2,373,082
DeVry, Inc.+.....................................         48,200       1,271,275
Education Management Corp.+......................         74,300       3,389,937
ITT Educational Services, Inc.+..................         71,300       2,343,987
Sylvan Learning Systems, Inc.+...................         30,100         873,841
                                                                   -------------
                                                                      11,053,122
                                                                   -------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

ENTERTAINMENT, LEISURE & MEDIA (6.1%)
Action Performance Companies, Inc.+..............         57,100   $   2,082,366
Cinar Films Inc., Class B+.......................        124,200       2,778,975
Imax Corp.+......................................         35,400         966,862
MGM Grand, Inc.+.................................         13,200         339,075
Premier Parks, Inc.+.............................         51,000       1,383,375
ResortQuest International, Inc.+.................        103,900       1,363,687
Steiner Leisure Ltd.(i)+.........................         34,650         868,416
USA Networks, Inc.+..............................         50,999       1,611,250
                                                                   -------------
                                                                      11,394,006
                                                                   -------------

RESTAURANTS & HOTELS (0.6%)
Sun International Hotels Ltd.(i)+................         30,500       1,178,062
                                                                   -------------

RETAIL (5.2%)
Central Garden & Pet Co.+........................          8,600         138,406
Fingerhut Companies, Inc.........................        122,100       1,358,362
Hibbett Sporting Goods, Inc.+....................         24,300         760,894
Insight Enterprises, Inc.+.......................         67,050       2,828,672
Kenneth Cole Productions, Inc., Class A+.........         59,100       1,074,881
North Face Inc.+.................................         86,800       1,085,000
PETsMART, Inc.+..................................         63,400         544,844
School Specialty, Inc.+..........................         57,000         965,437
Steven Madden Ltd.(i)+...........................        143,300         949,362
                                                                   -------------
                                                                       9,705,858
                                                                   -------------
  TOTAL CONSUMER GOODS & SERVICES................                     38,657,747
                                                                   -------------

ENERGY (3.3%)
GAS EXPLORATION (1.6%)
Devon Energy Corp................................         78,200       2,575,712
Patterson Energy, Inc.+..........................          6,200          28,869
Tesoro Petroleum Corp.+..........................         25,800         343,462
                                                                   -------------
                                                                       2,948,043
                                                                   -------------

OIL-PRODUCTION (0.3%)
Valero Energy Corp...............................         29,200         613,200
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
OIL-SERVICES (1.4%)
National-Oilwell, Inc.+..........................         56,900   $     561,887
Smith International, Inc.+.......................         46,800       1,129,050
Transmontaigne Oil Co.+..........................         63,900         958,500
                                                                   -------------
                                                                       2,649,437
                                                                   -------------
  TOTAL ENERGY...................................                      6,210,680
                                                                   -------------

FINANCE (9.9%)
BANKING (4.5%)
Bank of Commerce.................................         33,300         490,134
Bank United Corp., Class A.......................         52,600       2,317,687
FNB Financial Services Corp......................         12,900         242,681
National Commerce Bancorporation.................        139,600       2,530,250
Silicon Valley Bancshares+.......................         18,700         462,825
Sun Bancorp, Inc.+...............................          7,100         143,331
TeleBanc Financial Corp.+........................         23,800         534,756
Webster Financial Corp...........................         59,100       1,643,719
                                                                   -------------
                                                                       8,365,383
                                                                   -------------

FINANCIAL SERVICES (3.4%)
Allied Capital Corp..............................         29,700         535,528
ARM Financial Group, Inc.........................         46,300         995,450
Federal Agricultural Mortgage Corp. , Class C+...         21,800         792,975
Financial Federal Corp.+.........................         78,600       2,107,462
Medallion Financial Corp.........................         79,400       1,223,256
Ocwen Financial Corp.+...........................         42,800         556,400
                                                                   -------------
                                                                       6,211,071
                                                                   -------------

INSURANCE (1.8%)
Nationwide Financial Services, Inc., Class A.....         35,200       1,694,000
RenaissanceRe Holdings Ltd.(i)...................         44,500       1,691,000
                                                                   -------------
                                                                       3,385,000
                                                                   -------------

REAL ESTATE INVESTMENT TRUSTS (0.2%)
Innkeepers USA Trust.............................         17,300         191,381
Ocwen Asset Investment Corp......................         45,300         249,150
                                                                   -------------
                                                                         440,531
                                                                   -------------
  TOTAL FINANCE..................................                     18,401,985
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

HEALTHCARE (17.1%)
BIOTECHNOLOGY (6.4%)
Affymetrix, Inc.+................................         26,900   $     670,819
Applied Analytical Industries, Inc.+.............         70,200       1,272,375
ArQule, Inc.+....................................         34,900         210,491
Human Genome Sciences, Inc.+.....................         44,200       1,397,825
IDEC Pharmaceuticals Corp.+......................         84,700       2,853,331
Incyte Pharmaceuticals, Inc......................         26,500         831,437
Millennium Pharmaceuticals, Inc.+................        102,400       2,080,000
SangStat Medical Corp.+..........................         83,900       2,013,600
Synaptic Pharmaceutical Corp.+...................         42,300         600,131
                                                                   -------------
                                                                      11,930,009
                                                                   -------------

HEALTH SERVICES (2.7%)
Curative Health Services, Inc.+..................         40,100       1,150,369
IDX Systems Corp.+...............................          8,400         346,763
Kendle International, Inc.+......................         59,100       1,329,750
MedQuist, Inc.+..................................         47,200       1,441,075
Professional Detailing, Inc.+....................         14,300         333,369
Superior Consultant Holdings Corp.+..............          9,500         349,125
                                                                   -------------
                                                                       4,950,451
                                                                   -------------

MEDICAL SUPPLIES (3.6%)
Closure Medical Corp.+...........................         72,800       1,692,600
Focal, Inc.+.....................................         48,400         403,838
IDEXX Laboratories, Inc.+........................         69,800       1,806,075
Sabratek Corp.+..................................         57,000         960,094
Ventana Medical Systems, Inc.+...................         74,800       1,624,563
Vysis, Inc.+.....................................         29,400         190,181
                                                                   -------------
                                                                       6,677,351
                                                                   -------------

PHARMACEUTICALS (4.4%)
Algos Pharmaceutical Corp.+......................         60,700       1,638,900
Andrx Corp.+.....................................         23,500         925,313
AXYS Pharmaceuticals, Inc.+......................        177,000       1,001,156
Ligand Pharmaceuticals, Class B+.................        103,200       1,035,225
PathoGenesis Corp.+..............................         54,300       2,613,188
U.S. Bioscience, Inc.+...........................        114,000         862,125
                                                                   -------------
                                                                       8,075,907
                                                                   -------------
  TOTAL HEALTHCARE...............................                     31,633,718
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
INDUSTRIAL PRODUCTS & SERVICES (4.8%)
COMMERCIAL SERVICES (2.5%)
Administaff, Inc.+...............................         47,100   $   1,274,644
On Assignment, Inc.+.............................         25,000         890,625
Provant, Inc.+...................................         94,100       1,837,891
Snyder Communication, Inc.+......................         19,900         707,694
                                                                   -------------
                                                                       4,710,854
                                                                   -------------
PACKAGING & CONTAINERS (2.3%)
Ivex Packaging Corp.+............................        103,100       2,010,450
Schawk, Inc., Class A............................        152,700       2,195,063
                                                                   -------------
                                                                       4,205,513
                                                                   -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                      8,916,367
                                                                   -------------

TECHNOLOGY (27.4%)
AEROSPACE (2.6%)
Alliant Techsystems, Inc.+.......................          9,800         746,638
L-3 Communications Holdings, Inc.+...............         45,900       2,140,088
Orbital Sciences Corp.+..........................         50,500       1,931,625
                                                                   -------------
                                                                       4,818,351
                                                                   -------------

COMPUTER PERIPHERALS (2.6%)
HMT Technology Corp.+............................        135,700       1,547,828
Hutchinson Technology, Inc.+.....................         25,100         777,316
Maxtor Corp.+....................................        108,600       1,506,825
Radiant Systems, Inc.+...........................         85,700         605,256
SCM Microsystems, Inc.+..........................          6,400         381,800
                                                                   -------------
                                                                       4,819,025
                                                                   -------------

COMPUTER SOFTWARE (7.3%)
Aspect Development, Inc.+........................          3,300         110,653
Aspen Technologies, Inc.+........................         55,600         776,663
BroadVision, Inc.+...............................         31,100         829,009
Concord Communications, Inc.+....................         19,900         881,197
HNC Software, Inc.+..............................         50,200       1,658,169
Informix Corp.+..................................         77,900         419,930
Legato Systems, Inc.+............................         16,100         769,278
Macromedia, Inc.+................................         61,500       1,716,234
MAPICS, Inc.+....................................        153,300       2,931,863
MicroStrategy, Inc.+.............................         33,100         742,681
New Era of Networks, Inc.+.......................          5,800         428,838
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
COMPUTER SOFTWARE (CONTINUED)

TSI International Software Ltd.(i)+..............         32,600   $   1,201,106
Visio Corp.+.....................................         33,200       1,172,375
                                                                   -------------
                                                                      13,637,996
                                                                   -------------

COMPUTER SYSTEMS (0.5%)
Avid Technology, Inc.+...........................         37,000         882,219
                                                                   -------------

INFORMATION PROCESSING (7.2%)
Aris Corp.+......................................         43,200         706,050
CNET, Inc.+......................................         10,300         543,647
Computer Literacy, Inc.+.........................          4,100          65,856
Condor Technology Solutions, Inc.+...............         86,400         842,400
CSG Systems International, Inc.+.................         23,500       1,479,031
Diamond Technology Partners, Inc., Class A+......         81,200       1,131,725
Exodus Communications, Inc.+.....................         44,400       1,495,725
Getty Images, Inc.+..............................         51,300         875,306
Metro One Telecommunications, Inc.+..............         33,400         376,794
Pegasus Systems, Inc.+...........................        128,300       2,814,581
Profit Recovery Group International, Inc.+.......         85,300       2,873,544
theglobe.com, Inc.+..............................          2,200          77,138
                                                                   -------------
                                                                      13,281,797
                                                                   -------------

SEMICONDUCTORS (5.2%)
Applied Mircro Circuits Corp.+...................         23,200         777,925
ATMI, Inc.+......................................        104,400       1,986,863
Cognex Corp.+....................................         18,600         306,319
Cypress Semiconductor Corp.+.....................         44,900         457,419
Exar Corp.+......................................         29,300         512,750
Integrated Device Technology, Inc.+..............        119,400         705,206
Intevac, Inc.+...................................        100,800         806,400
SIPEX Corp.+.....................................         92,500       3,000,469
Veeco Instruments, Inc.+.........................         28,300       1,036,488
                                                                   -------------
                                                                       9,589,839
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
TELECOMMUNICATIONS-EQUIPMENT (2.0%)
ACT Networks, Inc.+..............................         37,400   $     377,506
Davox Corp.+.....................................          7,200          51,525
Excel Switching Corp.+...........................         75,200       1,959,900
Glenayre Technologies, Inc.+.....................         91,400         568,394
PairGain Technologies, Inc.+.....................         49,300         500,703
Tekelec+.........................................         11,600         179,800
                                                                   -------------
                                                                       3,637,828
                                                                   -------------
  TOTAL TECHNOLOGY...............................                     50,667,055
                                                                   -------------

TELECOMMUNICATIONS (3.4%)
TELECOMMUNICATION SERVICES (3.4%)
Allegiance Telecom, Inc.+........................          9,000         119,813
Concentric Network Corp.+........................         57,600       1,638,000
Global Crossing Ltd.(i)+.........................         33,500       1,270,906
Paging Network, Inc.+............................        160,500         988,078
Premiere Technologies, Inc.+.....................          8,900          44,223
RCN Corp.+.......................................         13,000         223,438
SkyTel Communications, Inc.+.....................         65,500       1,363,219
Teligent, Inc., Class A+.........................         21,800         686,700
                                                                   -------------
  TOTAL TELECOMMUNICATIONS.......................                      6,334,377
                                                                   -------------
UTILITIES (3.2%)
NATURAL GAS (0.3%)
Atmos Energy Corp................................          6,700         205,188
MarkWest Hydrocarbon, Inc.+......................         28,800         260,100
                                                                   -------------
                                                                         465,288
                                                                   -------------
TELEPHONE (2.9%)
Intermedia Communications, Inc.+.................         73,100       1,263,259
MetroNet Communications Corp., Class B+..........         80,500       2,130,734
NEXTLINK Communications, Inc., Class A+..........         63,000       1,913,625
                                                                   -------------
                                                                       5,307,618
                                                                   -------------
  TOTAL UTILITIES................................                      5,772,906
                                                                   -------------
  TOTAL COMMON STOCKS (COST $167,778,190)........                    172,625,634
                                                                   -------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

CONVERTIBLE PREFERRED STOCKS (0.3%)
ENERGY (0.2%)
GAS EXPLORATION (0.2%)
Tesoro Petroleum Corp............................         24,500   $     350,656
                                                                   -------------

CONSUMER GOODS & SERVICES (0.1%)
ENTERTAINMENT, LEISURE & MEDIA (0.1%)
Metromedia International Group, Inc..............          6,900         174,225
                                                                   -------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST
   $766,387).....................................                        524,881
                                                                   -------------

                                                     PRINCIPAL
                                                      AMOUNT
                                                   -------------
FIXED INCOME SECURITIES (0.4%)
TECHNOLOGY (0.4%)
COMPUTER SOFTWARE (0.4%)
HNC Software Inc., 4.75% due 03/01/03............  $     225,000         220,500
Quadramed Corp., 144A, 5.25% due 05/01/05........        500,000         471,874
                                                                   -------------
                                                                         692,374
                                                                   -------------
  TOTAL TECHNOLOGY...............................                        692,374
                                                                   -------------
  TOTAL FIXED INCOME SECURITIES (COST
   $725,000).....................................                        692,374
                                                                   -------------

SHORT-TERM INVESTMENTS (5.3%)
OTHER INVESTMENT COMPANIES (2.6%)
Seven Seas Money Market Fund.....................      4,815,924       4,815,924
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                     PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT           VALUE
-------------------------------------------------  -------------   -------------
U.S. TREASURY OBLIGATIONS (2.7%)
U.S. Treasury Bills, 4.420%(y) due 02/04/99......  $   4,985,000   $   4,945,397
                                                                   -------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $9,761,321)...................................                      9,761,321
                                                                   -------------
TOTAL INVESTMENTS (COST $179,030,898) (99.1%)...................
                                                                     183,604,210
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)....................
                                                                       1,755,657
                                                                   -------------
NET ASSETS (100.0%).............................................   $ 185,359,867
                                                                   -------------
                                                                   -------------

------------------------------
Note: Based on the cost of investments of $180,950,904 for federal income tax purposes at November 30, 1998, the aggregate gross unrealized appreciation and depreciation was $22,034,763 and $19,381,457, respectively, resulting in net unrealized appreciation of $2,653,306.

+ Non-income producing security.

(i) Foreign security.

(y) Yield to maturity.

144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $179,030,898 )          $183,604,210
Receivable for Investments Sold                       2,603,416
Dividends Receivable                                     33,023
Interest Receivable                                      20,046
Deferred Organization Expenses                            6,373
Prepaid Trustees' Fees                                      173
Prepaid Expenses and Other Assets                         1,419
                                                   ------------
    Total Assets                                    186,268,660
                                                   ------------
LIABILITIES
Payable for Investments Purchased                       752,069
Advisory Fee Payable                                     89,646
Custody Fee Payable                                      44,385
Organization Expenses Payable                             9,000
Administrative Services Fee Payable                       4,157
Administration Fee Payable                                  238
Fund Services Fee Payable                                   167
Accrued Expenses                                          9,131
                                                   ------------
    Total Liabilities                                   908,793
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $185,359,867
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income                                                  $    332,518
Interest Income                                                       378,017
                                                                 ------------
    Investment Income                                                 710,535
EXPENSES
Advisory Fee                                       $   545,533
Custodian Fees and Expenses                             66,951
Administrative Services Fee                             25,762
Professional Fees and Expenses                          21,537
Printing Expenses                                        3,594
Fund Services Fee                                        2,487
Administration Fee                                       1,588
Trustees' Fees and Expenses                              1,316
Amortization of Organization Expenses                      902
Insurance Expense                                          139
Miscellaneous                                              501
                                                   -----------
    Total Expenses                                                    670,310
                                                                 ------------
NET INVESTMENT INCOME                                                  40,225
NET REALIZED LOSS ON INVESTMENTS                                  (20,622,251)
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                      (2,945,598)
                                                                 ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $(23,527,624)
                                                                 ------------
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         FOR THE PERIOD
                                                      FOR THE SIX         JUNE 16, 1997
                                                     MONTHS ENDED       (COMMENCEMENT OF
                                                   NOVEMBER 30, 1998   OPERATIONS) THROUGH
                                                      (UNAUDITED)         MAY 31, 1998
                                                   -----------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income (Loss)                       $         40,225    $          (36,198)
Net Realized Gain (Loss) on Investments                 (20,622,251)            4,883,980
Net Change in Unrealized Appreciation of
  Investments                                            (2,945,598)            7,518,910
                                                   -----------------   -------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                         (23,527,624)           12,366,692
                                                   -----------------   -------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            74,285,689           206,272,601
Withdrawals                                             (53,977,113)          (30,060,378)
                                                   -----------------   -------------------
    Net Increase from Investors' Transactions            20,308,576           176,212,223
                                                   -----------------   -------------------
    Total Increase (Decrease) in Net Assets              (3,219,048)          188,578,915
NET ASSETS
Beginning of Period                                     188,578,915                    --
                                                   -----------------   -------------------
End of Period                                      $    185,359,867    $      188,578,915
                                                   -----------------   -------------------
                                                   -----------------   -------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                         FOR THE PERIOD
                                                        FOR THE           JUNE 16, 1997
                                                   SIX MONTHS ENDED     (COMMENCEMENT OF
                                                   NOVEMBER 30, 1998   OPERATIONS) THROUGH
                                                      (UNAUDITED)         MAY 31, 1998
                                                   -----------------   -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                                 0.74%(a)               0.84%(a)
  Net Investment Income (Loss)                                 0.04%(a)              (0.04)%(a)
  Expenses without Reimbursement                                 --                  0.84%(a)(b)
Portfolio Turnover                                               46%                   73%

------------------------
(a) Annualized.

(b) Reimbursement was less than 0.01%.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Opportunities Portfolio (the "portfolio") is one of seven subtrusts (portfolios) comprising The Series Portfolio (the "series portfolio"). The portfolio is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio commenced operations on June 16, 1997. The portfolio's investment objective is long term capital appreciation from a portfolio of equity securities of small companies. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio incurred organization expenses in the amount of $9,000. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan Co. Inc. ("J.P. Morgan"), has paid the organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   d) Expenses incurred by the series portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the series portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

   e) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.60% of the portfolio's average daily net assets. Effective October 1, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement will remain the same. For the six months ended November 30, 1998, such fees amounted to $545,533.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1998, the fee for these services amounted to $1,588.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the portfolio, the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended November 30, 1998, the fee for these services amounted to $25,762.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $2,487 for the six months ended November 30, 1998.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of J.P. Morgan Funds, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $500.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1998 were as follows:

COST OF         PROCEEDS
  PURCHASES    FROM SALES
------------   -----------
$103,526,438   $77,270,105

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

J.P. MORGAN FUNDS

          PRIME MONEY MARKET FUND

          FEDERAL MONEY MARKET FUND

          TAX EXEMPT MONEY MARKET FUND

          SHORT TERM BOND FUND

          BOND FUND

          GLOBAL STRATEGIC INCOME FUND

          EMERGING MARKETS DEBT FUND

          TAX EXEMPT BOND FUND

          NEW YORK TAX EXEMPT BOND FUND

          CALIFORNIA BOND FUND: SELECT SHARES

          DIVERSIFIED FUND

          DISCIPLINED EQUITY FUND

          U.S. EQUITY FUND

          U.S. SMALL COMPANY FUND

          U.S. SMALL COMPANY OPPORTUNITIES FUND

          TAX AWARE U.S. EQUITY FUND: SELECT SHARES

          INTERNATIONAL EQUITY FUND

          EUROPEAN EQUITY FUND

          INTERNATIONAL OPPORTUNITIES FUND

          EMERGING MARKETS EQUITY FUND

          GLOBAL 50 FUND: SELECT SHARES


FOR MORE INFORMATION ON THE J.P. MORGAN FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.


J.P. MORGAN
U.S. SMALL COMPANY OPPORTUNITIES FUND


SEMIANNUAL REPORT
NOVEMBER 30, 1998

RSCOFR-9811